UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Banks (39.4%)

Banco de Sabadell SA (Spain)	45,152	$149,195

Banco Espirito Santo SA (Right) (Portugal)(NON)(S)	147,236	26,894

Banco Espirito Santo SA (Portugal)(NON)(S)	114,244	154,953

Bank of America Corp.	38,100	576,834

Bank of Ireland (Ireland)(NON)	838,428	322,299

Bank of Queensland, Ltd. (Australia)	13,127	146,471

Credicorp, Ltd. (Peru)	1,552	242,500

DNB ASA (Norway)	17,875	335,797

Erste Group Bank AG (Czech Republic)	7,492	260,322

Grupo Financiero Banorte SAB de CV (Mexico)	39,200	286,274

JPMorgan Chase & Co.	12,847	713,908

KeyCorp	9,500	130,055

Metro Bank PLC (acquired 1/15/14, cost $96,022) (Private) (United Kingdom)(F)(RES)(NON)	4,511	94,385

Natixis (France)	56,449	384,742

Sumitomo Mitsui Financial Group, Inc. (Japan)	10,600	430,194

SVB Financial Group(NON)	1,100	115,995

UniCredit SpA (Italy)(NON)	45,276	394,686

United Overseas Bank, Ltd. (Singapore)	15,000	270,166

Wells Fargo & Co.	14,500	736,310

		5,771,980
Capital markets (15.6%)

BGP Holdings PLC (Malta)(F)	82,319	112

Carlyle Group LP (The)	5,363	166,092

Charles Schwab Corp. (The)	14,800	373,108

E*Trade Financial Corp.(NON)	4,500	91,665

KKR & Co. LP	9,900	225,027

Morgan Stanley	11,500	354,890

Partners Group Holding AG (Switzerland)	794	210,669

State Street Corp.	4,100	267,607

UBS AG (Switzerland)	22,527	452,301

WisdomTree Investments, Inc.(NON)	14,400	149,616

		2,291,087
Consumer finance (2.4%)

American Express Co.	3,800	347,700

		347,700
Diversified financial services (6.8%)

Challenger, Ltd. (Australia)	38,439	254,596

CME Group, Inc.	4,400	316,800

ING Groep NV GDR (Netherlands)(NON)	30,034	420,667

		992,063
Hotels, restaurants, and leisure (0.8%)

Dalata Hotel Group, Ltd. (Ireland)(NON)	30,353	119,990

		119,990
Household durables (2.9%)

Beazer Homes USA, Inc.(NON)	2,820	55,187

Nexity SA (France)	3,498	147,126

Persimmon PLC (United Kingdom)	9,897	221,965

		424,278
Insurance (19.8%)

Admiral Group PLC (United Kingdom)	7,646	186,860

AIA Group, Ltd. (Hong Kong)	84,600	424,240

American International Group, Inc.	7,800	421,746

Assured Guaranty, Ltd.	5,300	129,426

China Pacific Insurance (Group) Co., Ltd. (China)	32,000	107,217

Genworth Financial, Inc. Class A(NON)	14,400	244,656

Hartford Financial Services Group, Inc. (The)	10,500	363,825

Intact Financial Corp. (Canada)	4,100	270,737

MS&AD Insurance Group Holdings (Japan)	5,100	121,531

Prudential PLC (United Kingdom)	16,590	385,282

St James's Place PLC (United Kingdom)	19,304	253,196

		2,908,716
IT Services (1.2%)

Visa, Inc. Class A	850	182,606

		182,606
Professional services (0.4%)

Verisk Analytics, Inc. Class A(NON)	1,000	59,190

		59,190
Real estate investment trusts (REITs) (3.7%)

Altisource Residential Corp. (Virgin Islands)(R)	1,600	44,624

American Tower Corp.(R)	2,000	179,260

Beni Stabili SpA (Italy)(R)(S)	166,549	147,116

Hibernia REIT PLC (Ireland)(NON)(R)	116,389	169,762

		540,762
Real estate management and development (1.3%)

Altisource Portfolio Solutions SA(NON)(S)	822	90,593

Mitsui Fudosan Co., Ltd. (Japan)	3,000	95,498

		186,091
Software (2.0%)

Fidessa Group PLC (United Kingdom)	4,358	169,108

SS&C Technologies Holdings, Inc.(NON)	2,875	122,619

		291,727
Thrifts and mortgage finance (1.2%)

Radian Group, Inc.	12,600	181,692

		181,692

Total common stocks (cost $11,405,757)		$14,297,882

SHORT-TERM INVESTMENTS (5.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	451,439	$451,439

Putnam Cash Collateral Pool, LLC 0.18%(d)	333,555	333,555

Total short-term investments (cost $784,994)		$784,994

TOTAL INVESTMENTS

Total investments (cost $12,190,751)(b)		$15,082,876

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $5,954,851) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$78,215	$77,349	$866
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	49,082	48,515	567
	British Pound	Sell	6/18/14	406,768	404,984	(1,784)
	Canadian Dollar	Buy	7/17/14	111,196	108,941	2,255
	Euro	Buy	6/18/14	218,914	221,035	(2,121)
	Hong Kong Dollar	Buy	8/20/14	111,172	111,185	(13)
	Japanese Yen	Buy	8/20/14	214,067	214,330	(263)
	Singapore Dollar	Sell	8/20/14	5,103	6,225	1,122
	Swiss Franc	Sell	6/18/14	110,569	110,314	(255)
Citibank, N.A.
	Australian Dollar	Buy	7/17/14	39,618	38,584	1,034
	British Pound	Buy	6/18/14	70,225	70,032	193
	British Pound	Sell	6/18/14	70,225	69,760	(465)
	Canadian Dollar	Buy	7/17/14	90,283	88,474	1,809
	Danish Krone	Buy	6/18/14	43,181	43,486	(305)
	Euro	Sell	6/18/14	124,725	128,104	3,379
Credit Suisse International
	Australian Dollar	Buy	7/17/14	104,008	102,626	1,382
	British Pound	Sell	6/18/14	329,503	327,942	(1,561)
	Canadian Dollar	Buy	7/17/14	273,337	268,565	4,772
	Japanese Yen	Buy	8/20/14	120,587	119,442	1,145
	Norwegian Krone	Sell	6/18/14	77,824	77,857	33
	Swiss Franc	Sell	6/18/14	46,573	46,354	(219)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	18,000	17,782	218
	British Pound	Sell	6/18/14	50,615	50,290	(325)
	Canadian Dollar	Buy	7/17/14	84,295	82,587	1,708
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	76,360	75,490	870
	British Pound	Buy	6/18/14	328,163	325,326	2,837
	Canadian Dollar	Buy	7/17/14	91,941	90,133	1,808
	Euro	Sell	6/18/14	210,464	214,812	4,348
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	97,143	96,054	1,089
	British Pound	Buy	6/18/14	147,992	147,401	591
	British Pound	Sell	6/18/14	147,992	147,141	(851)
	Canadian Dollar	Buy	7/17/14	6,633	3,120	3,513
	Euro	Sell	6/18/14	142,173	143,622	1,449
	Japanese Yen	Buy	8/20/14	31,252	31,118	134
	Norwegian Krone	Sell	6/18/14	203,363	204,725	1,362
	Swedish Krona	Buy	6/18/14	305,877	314,823	(8,946)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	170,163	168,167	1,996
	Canadian Dollar	Buy	7/17/14	213,916	209,538	4,378
	Euro	Sell	6/18/14	101,143	101,413	270
	Israeli Shekel	Buy	7/17/14	16,633	16,624	9
	Japanese Yen	Buy	8/20/14	70,749	70,081	668
UBS AG
	Australian Dollar	Buy	7/17/14	34,237	33,829	408
	British Pound	Buy	6/18/14	365,370	363,622	1,748
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	143,812	142,975	837
	Euro	Sell	6/18/14	162,346	163,902	1,556
	Japanese Yen	Buy	8/20/14	56,717	56,172	545

Total						$33,791

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,657,034.
(b)	The aggregate identified cost on a tax basis is $12,281,559, resulting in gross unrealized appreciation and depreciation of $2,866,383 and $65,066, respectively, or net unrealized appreciation of $2,801,317.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $94,385, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$181,552	$6,086,870	$5,816,983	$252	$451,439
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $333,555, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $304,813.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $41 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	47.8%
	United Kingdom	8.9
	Switzerland	4.5
	Japan	4.4
	Ireland	4.2
	Italy	3.7
	France	3.6
	Hong Kong	2.9
	Netherlands	2.9
	Australia	2.7
	Norway	2.3
	Mexico	1.9
	Canada	1.8
	Singapore	1.8
	Czech Republic	1.8
	Peru	1.6
	Portugal	1.2
	Spain	1.0
	China	0.7
	Other	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,151 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$544,268	$—	$—
Financials	11,275,681	1,849,913	94,497
Industrials	59,190	—	—
Information technology	474,333	—	—
Total common stocks	12,353,472	1,849,913	94,497
Short-term investments	451,439	333,555	-

Totals by level	$12,804,911	$2,183,468	$94,497

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$33,791	$—

Totals by level	$—	$33,791	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$50,899	$17,108

Total	$50,899	$17,108

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$9,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$866	$3,944	$6,415	$7,332	$1,926	$9,863	$8,138	$7,321	$2,156	$2,938	$50,899

	Total Assets	$866	$3,944	$6,415	$7,332	$1,926	$9,863	$8,138	$7,321	$2,156	$2,938	$50,899

	Liabilities:
	Forward currency contracts#	$—	$4,436	$770	$1,780	$325	$—	$9,797	$—	$—	$—	$17,108

	Total Liabilities	$—	$4,436	$770	$1,780	$325	$—	$9,797	$—	$—	$—	$17,108

	Total Financial and Derivative Net Assets	$866	$(492)	$5,645	$5,552	$1,601	$9,863	$(1,659)	$7,321	$2,156	$2,938	$33,791
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$866	$(492)	$5,645	$5,552	$1,601	$9,863	$(1,659)	$7,321	$2,156	$2,938	$33,791

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014